Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents

	December 31,	June 30,
	2023	2024
(In thousands)
Cash
–US$ deposits	$10,767	$12,405
–RMB deposits	15,614	14,804
–Australian Dollar deposits	1,309	3,876
Cash equivalents (Note 3)	78,317	79,089
	$106,007	$110,174
Cash located in the PRC earns interest at floating rates based on daily bank deposit rates, while deposits in banks outside the PRC are placed in sweep accounts that earn annualized yields up to 4.2%.
Cash denominated in RMB are deposited with banks in the PRC. The conversion of these RMB-denominated balances into foreign currencies and the remittance of funds out of the PRC are subject to the rules and regulations of foreign exchange control promulgated by the PRC government.
Cash equivalents are denominated in US$ and are comprised of short-term, highly liquid investments with original maturities of 90 days or less, such as money market funds, which are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value.